Consolidated Statement of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net revenues	$ 16,047	$ 14,072	$ 11,652
Cost of net revenues	5,036	4,216	3,461
Gross profit	11,011	9,856	8,191
Operating expenses:
Sales and marketing	3,060	2,913	2,435
Product development	1,768	1,573	1,235
General and administrative	1,703	1,567	1,364
Provision for transaction and loan losses	791	580	517
Amortization of acquired intangible assets	424	433	337
Finite-lived Intangible Assets Acquired	318	335	267
Total operating expenses	7,640	6,968	5,818
Income from operations	3,371	2,888	2,373
Interest and other, net	95	196	1,537
Income before income taxes	3,466	3,084	3,910
Provision for income taxes	(610)	(475)	(681)
Net income	$ 2,856	$ 2,609	$ 3,229
Net income per share:
Basic	$ 2.20	$ 2.02	$ 2.50
Diluted	$ 2.18	$ 1.99	$ 2.46
Weighted average shares:
Basic	1,295	1,292	1,293
Diluted	1,313	1,313	1,313